Impairment loss on goodwill	12 Months Ended
Jun. 30, 2025
Impairment Loss On Goodwill
Impairment loss on goodwill

21.	Impairment loss on goodwill

Acquisition of Bethesda Medical Pte Ltd and its subsidiary, Oasis Medical Clinic Pte Ltd (“Bethesda Group Acquisition”)

On April 30, 2025, the Company completed its acquisition on all of the ordinary shares in the issued and paid-up share capital of Bethesda Medical Pte Ltd, a company incorporated in Singapore. Pursuant to the Sale and Purchase Agreement, the aggregate consideration is S$10,308,000 (US$8,000,000).

Following the completion of the acquisition, Bethesda Medical Pte Ltd became a wholly owned indirect subsidiary of Basel Medical Group Ltd.

The fair value of identifiable assets and liabilities of Bethesda Group as at the acquisition date were:

2025
S$

Purchase Consideration	10,308,000

Assets and liabilities recognised as a result of the acquisition:
Plant and equipment	502,180
Right-of-use assets	1,133,786
Deferred tax assets	34,700
Investment in associate	49
Inventories	276,077
Trade and other receivables	669,746
Cash and cash equivalents	168,895
Lease liabilities	(431,744)
Borrowings	(453,250)
Trade and other payables	(2,544,185)
Amount due to director	(193,945)
Net identifiable liabilities acquired	(837,691)
Add: Goodwill	11,145,691
Purchase consideration	10,308,000

As the new subsidiary’s operation has yet to be turned around, an impairment loss on the goodwill from this investment has been fully recognised in year ended June 30, 2025.

The purchase consideration of S$10,308,000 was settled by cash hence, there is a S$10,308,000 of net cash outflow impact on the acquisition.

The goodwill is attributable to Basel Medical Group’s expansion strategy in Singapore and the broader Southeast Asian healthcare market. By broadening its service offerings and integrating advanced medical solutions, Basel Medical Group is positioning itself as a key player in the region’s evolving healthcare ecosystem.

The acquired business contributed revenue of S$895,362 and net loss of S$448,857 to the Group for the period from 1 May 2025 to 30 June 2025.